Average Annual Total Returns{- Communication Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Communication Services Portfolio	VIP Communication Services Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Communication Services Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Communication Services Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1526 Past 1 year	F1526 Past 5 years	F1526 Past 10 years
Total	35.60%	16.42%	12.48%	18.40%	15.22%	13.88%	29.02%	12.58%	10.61%